STOCK OPTIONS (Details 2)	12 Months Ended
Sep. 30, 2015 $ / shares shares
Number of options and warrants outstanding	4,303,761
Options and warrants outstanding weighted average remaining contractual life	3 years 9 months 11 days
Number of option vested and exercisable	1,847,511
$0.01 [Member]
Number of options and warrants outstanding	200,000
Options and warrants outstanding weighted average remaining contractual life	1 year 7 months 24 days
Number of option vested and exercisable	125,000
Vested and exercisable weighted average exercise price | $ / shares	$ 0.01
$0.14 [Member]
Number of options and warrants outstanding	3,175,000
Options and warrants outstanding weighted average remaining contractual life	4 years 4 months 28 days
Number of option vested and exercisable	793,750
Vested and exercisable weighted average exercise price | $ / shares	$ 0.14
$0.3 [Member]
Number of options and warrants outstanding	50,000
Options and warrants outstanding weighted average remaining contractual life	1 year 8 months 19 days
Number of option vested and exercisable	50,000
Vested and exercisable weighted average exercise price | $ / shares	$ 0.30
$0.4 [Member]
Number of options and warrants outstanding	50,000
Options and warrants outstanding weighted average remaining contractual life	1 year 8 months 19 days
Number of option vested and exercisable	50,000
Vested and exercisable weighted average exercise price | $ / shares	$ 0.40
$0.5 [Member]
Number of options and warrants outstanding	50,000
Options and warrants outstanding weighted average remaining contractual life	1 year 8 months 19 days
Number of option vested and exercisable	50,000
Vested and exercisable weighted average exercise price | $ / shares	$ 0.50
$0.5763 [Member]
Number of options and warrants outstanding	778,761
Options and warrants outstanding weighted average remaining contractual life	2 years 6 months 29 days
Number of option vested and exercisable	778,761
Vested and exercisable weighted average exercise price | $ / shares	$ 0.5763